RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method		$ 17	$ 61,505
Off-Balance Sheet, Credit Loss, Liability, Change in Method, Credit Loss Expense (Reversal)	$ 12,200
Cumulative Effect, Period of Adoption, Adjustment
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				$ (56,882)
Retained earnings | Cumulative Effect, Period of Adoption, Adjustment
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest				$ (56,882)